Commitments and Contingencies (Details)					12 Months Ended
	May 09, 2025 CHF (SFr)	Oct. 10, 2024 USD ($)	Oct. 09, 2024 USD ($)	Oct. 07, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 01, 2023 USD ($)
Commitments and Contingencies [Line Items]
License consideration paid					$ 250,000
Milestone payments due, description					(i) $750,000 payable following the end of a Phase II meeting with the FDA, with the amount to be reduced to $375,000 if toxicology studies must be repeated; (ii) $2 million following the earlier of U.S. Food and Drug Administration (“FDA”) marketing authorization of Quilience or Nolazol; (iii) 1% of any upfront and milestone payments, if any, from any sublicensees and (iv) $3 million as a one-time payment upon the Company’s product candidate reaching $250 million in cumulative sales.
Aggregate amount		$ 200,013				$ 492,723
Unpaid interest			$ 110,179		$ 886,412
Percentage of unpaid invoice rate					6.00%
Interest rate, percentage			5.00%
Dunn Lambert LLC [Member]
Commitments and Contingencies [Line Items]
Aggregate amount		279,300
CoreRX [Member]
Commitments and Contingencies [Line Items]
Aggregate amount		511,835
Chad Hellman [Member]
Commitments and Contingencies [Line Items]
Unpaid consulting fees				$ 36,940	$ 35,171
Maximum [Member] | Dunn Lambert LLC [Member]
Commitments and Contingencies [Line Items]
Unpaid interest		500,223
Minimum [Member] | Dunn Lambert LLC [Member]
Commitments and Contingencies [Line Items]
Unpaid interest		$ 49,475
Forecast [Member]
Commitments and Contingencies [Line Items]
Unpaid interest | SFr	SFr 30,000
Percentage of unpaid invoice rate	5.00%